Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,170,000
Previously Paid Amount	0.00
Total Fee Amount	172.69
Total Offset Amount	0.00
Net Fee	172.69
Narrative - Max Aggregate Offering Price	$ 1,170,000
Final Prospectus	true